BUSINESS COMBINATIONS - Assets acquired and Liabilities assumed (Details) - USD ($)			12 Months Ended
	Dec. 30, 2022	May 18, 2021	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
BUSINESS COMBINATIONS
Goodwill			$ 10,103,812	$ 10,103,812	$ 18,264,822	$ 6,479,218
Harper & Jones
BUSINESS COMBINATIONS
Cash and cash equivalents		$ 24,335
Accounts receivable, net		49,472
Inventory		77,159
Prepaid expenses and other current assets		69,715
Property, equipment and software, net		83,986
Goodwill		9,681,548	1,130,311	$ 1,130,311	$ 9,681,548
Intangible assets		3,936,030
Accounts payable		(51,927)
Accrued expenses and other liabilities		(107,957)
Purchase price consideration		$ 11,947,058
2022 Acquisition
BUSINESS COMBINATIONS
Cash and cash equivalents	$ 252,697
Accounts receivable, net	63,956
Due from factor, net	387,884
Inventory	2,941,755
Prepaid expenses and other current assets	32,629
Property, equipment and software, net	48,985
Goodwill	3,711,322
Intangible assets	7,403,800
Accounts payable	(615,706)
Accrued expenses and other liabilities	(227,321)
Purchase price consideration	$ 14,000,000		$ 14,000,000